UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

[X]	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2015 to March 31, 2015

[_]	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ___________________ to ___________________

April 14, 2015

(Date of report)

Société Générale, New York Branch

(Exact name of securitizer as specified in its charter)

N/A	0001238163
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Adam Ansaldi, (212) 278-6126

(Name and telephone number, including area code, of the person to contact in connection with this filing)

[_]	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
[X]	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
[_]	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

 REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)

No Activity to Report for the period January 1, 2012 to March 31, 2015.

(1) In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer and (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 14, 2015	SOCIÉTÉ GÉNÉRALE, NEW YORK BRANCH
(Securitizer)

	By:	/s/ Adam Ansaldi
Name: Adam Ansaldi Title: Managing Director